                                   UAM Funds
                                   Funds for the Informed Investor/sm/

FMA Small Company Portfolio
Semi-Annual Report                                                April 30, 2001

                                                                          UAM(R)

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     3

Statement of Operations ..................................................     8

Statement of Changes in Net Assets .......................................     9

Financial Highlights .....................................................    10

Notes to Financial Statements ............................................    11

--------------------------------------------------------------------------------

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2001
Dear Shareholders:

Market index returns for the six months ended April 30, 2001 masked the underly-ing strength in the broader market. For the period, the Russell 2000 Index recorded a negative return of 1.77%. However the only two market sectors which underperformed the Index were the technology and health care segments. This market bifurcation is magnified when reviewing the returns of the Russell 2000 Value Index, which advanced 14.62% and the Russell 2000 Growth Index (primarily comprised of technology and health care holdings) which declined 17.34% for the six-month period. We are pleased to report that the UAM FMA Small Company Portfolio advanced 12.53%.

The small cap market also extended its gains relative to its large cap peers as measured by the S&P 500 Index, which declined 12.07% for the six months ended April 30, 2001. As we enter the third year of relative outperformance by small cap securities, we are optimistic that this trend will continue. Our optimism is supported by market history which suggests that small caps tend to outperform in periods of declining interest rates coupled with an economic recovery. With this as a backdrop, we anticipate a relatively strong small cap market for the next several quarters.

Over the past six months, the Portfolio outperformed the Russell 2000 due to its overweighting in the financial and energy sectors as well as its underweighted positions in the technology and health care sectors. In addition, the Portfolio benefited from excellent stock selection in the financial, health care and utility segments of the market. Lastly, four of the companies held by the Portfolio were acquired within the six-month period in the health care, technology and capital goods industries.

Given our belief that the Federal Reserve will be successful in engineering a recovery in the economy in the latter half of 2001 and into early 2002, we continue to believe the small cap investor will benefit. We have positioned the Portfolio to capitalize on this environment with strong positions in the financial, consumer cyclical

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

and industrial sectors of the market. Our focus on identifying companies with attractive valuations combined with an accelerating earnings growth rate remains paramount to our investment process and we remain confident that this strategy will bring continued success.

Yours truly,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer
Fiduciary Management Associates, Inc.

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

  There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Indices
                      -------------------------------------
Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2000 Value Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance
                             would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 90.2%

                                                              Shares                  Value
                                                            ---------             ------------
ADVERTISING -- 1.5%
   Advo* ...........................................           71,500             $  2,323,035
                                                                                  ------------
AEROSPACE/DEFENSE EQUIPMENT -- 5.6%
   AlliantTechsystems* .............................           28,375                2,672,925
   BE Aerospace* ...................................          101,700                2,186,550
   Newport News Shipbuilding .......................           28,650                1,852,222
   Titan* ..........................................          102,750                1,715,925
                                                                                  ------------
                                                                                     8,427,622
                                                                                  ------------
AIRLINES -- 1.3%
   Alaska Air Group* ...............................           68,550                1,929,682
                                                                                  ------------
AUTOMOTIVE -- 1.9%
   Borg Warner .....................................           31,500                1,402,695
   Oshkosh Truck ...................................           36,100                1,407,178
                                                                                  ------------
                                                                                     2,809,873
                                                                                  ------------
BANKS -- 7.0%
   Cullen/Frost Bankers ............................           39,650                1,268,800
   East-West Bancorp ...............................          148,500                3,082,860
   Greater Bay Bancorp .............................           67,300                1,837,963
   Republic Bancorp ................................          175,500                2,325,375
   Texas Regional Bancshares, Cl A .................           58,410                2,102,760
                                                                                  ------------
                                                                                    10,617,758
                                                                                  ------------
BUILDING & CONSTRUCTION -- 3.4%
   KB Home .........................................           92,000                2,780,240
   Texas Industries ................................           76,300                2,342,410
                                                                                  ------------
                                                                                     5,122,650
                                                                                  ------------
CHEMICALS -- 5.1%
   Cytec Industries* ...............................           41,600                1,360,736
   Minerals Technologies ...........................           60,100                2,304,835
   Olin ............................................          107,400                2,035,230
   Wellman .........................................          111,250                2,074,812
                                                                                  ------------
                                                                                     7,775,613
                                                                                  ------------
CONSUMER STAPLES -- 1.5%
   Duane Reade* ....................................           66,900                2,265,903
                                                                                  ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                       Shares       Value
                                                       ------     -----------
ELECTRICAL PARTS & SERVICES -- 2.5%
   Artesyn Technologies* ..........................    148,050    $ 2,244,438
   Kent Electronics* ..............................     74,450      1,608,120
                                                                  -----------
                                                                    3,852,558
                                                                  -----------
ENERGY RESOURCES -- 4.2%
   Marine Drilling* ...............................     61,300      1,837,161
   Newfield Exploration* ..........................     37,450      1,348,200
   Seacor Smit* ...................................     40,825      1,869,785
   Swift Energy* ..................................     43,050      1,371,573
                                                                  -----------
                                                                    6,426,719
                                                                  -----------
ENTERTAINMENT -- 1.6%
   Bally Total Fitness* ...........................     90,150      2,470,110
                                                                  -----------
FINANCIAL SERVICES -- 13.3%
   American Capital Strategies ....................     95,100      2,520,150
   eFunds* ........................................    136,000      2,652,000
   Financial Federal* .............................    108,600      2,682,420
   Jefferies Group ................................     83,800      2,694,170
   Metris .........................................    133,350      4,000,500
   Multex.com* ....................................    158,700      2,539,200
   Southwest Securities Group .....................    136,630      3,026,355
                                                                  -----------
                                                                   20,114,795
                                                                  -----------
FOOD, BEVERAGE & TOBACCO -- 1.5%
   Earthgrains ....................................    102,650      2,309,625
                                                                  -----------
HOME PRODUCTS -- 1.0%
   Alberto-Culver, Cl A ...........................     43,200      1,496,880
                                                                  -----------
HOUSEHOLD FURNITURE & FIXTURES -- 2.4%
   Ethan Allen Interiors ..........................     40,900      1,451,950
   Furniture Brands International* ................     93,200      2,112,844
                                                                  -----------
                                                                    3,564,794
                                                                  -----------
MACHINERY -- 2.0%
   Flowserve* .....................................    108,800      3,079,040
                                                                  -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                        Shares        Value
                                                   -----------     ----------
MEDICAL PRODUCTS & SERVICES -- 6.0%
   Cooper ...................................           30,200     $1,340,880
   Province Healthcare* .....................          108,300      2,774,646
   Steris* ..................................          169,050      3,073,329
   Ventiv Health* ...........................          138,600      1,855,854
                                                                  ------------
                                                                    9,044,709
                                                                  ------------
METALS & MINING -- 1.0%
   Lone Star Technologies* ..................           29,250      1,541,475
                                                                  ------------
PHYSICAL THERAPY CARE-SPECIALTY -- 0.9%
   Invacare .................................           38,850      1,371,405
                                                                  ------------
PRINTING & PUBLISHING -- 1.5%
   Meredith .................................           58,200      2,196,468
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.4%
   Brandywine Realty Trust ..................          115,150      2,270,758
   CBL & Associates Properties ..............          103,400      2,848,670
   Home Properties of New York ..............           52,100      1,477,035
                                                                  ------------
                                                                    6,596,463
                                                                  ------------
RESTAURANTS -- 1.8%
   Applebee's International .................           26,200      1,097,780
   Sonic* ...................................           56,700      1,580,229
                                                                  ------------
                                                                    2,678,009
                                                                  ------------
RETAIL -- 2.2%
   Michaels Stores* .........................           59,600      2,012,692
   Pier 1 Imports ...........................          123,400      1,369,740
                                                                  ------------
                                                                    3,382,432
                                                                  ------------
SAVINGS & LOAN -- 5.5%
   American Financial Holdings ..............          104,000      2,141,776
   Connecticut Bancshares ...................           85,600      1,757,368
   Firstfed Financial* ......................           79,700      2,391,000
   Washington Federal .......................           77,880      1,986,719
                                                                  ------------
                                                                    8,276,863
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                       Shares          Value
                                                      ---------     ------------
SEMICONDUCTORS/INSTRUMENTS -- 3.0%
   Actel* .......................................       111,875    $  2,578,719
   Power Integrations* ..........................       103,800       1,936,908
                                                                    ------------
                                                                      4,515,627
                                                                    ------------
TECHNOLOGY -- 1.1%
   Zebra Technologies, Cl A* ....................        38,000       1,643,880
                                                                    ------------
TELEPHONES & TELECOMMUNICATION -- 1.3%
   Mastec* ......................................       132,600       1,943,916
                                                                    ------------
UTILITIES -- 3.8%
   Northwestern .................................       116,450       2,911,250

   Unisource Energy .............................       123,150       2,858,312
                                                                    ------------
                                                                      5,769,562
                                                                    ------------
WHOLESALER --1.9%
   United Stationers* ...........................       103,550       2,948,069
                                                                    ------------
   TOTAL COMMON STOCKS
     (Cost $124,330,868) ........................                   136,495,535
                                                                    ------------

SHORT-TERM INVESTMENT -- 8.9%

                                                      Face
                                                     Amount
                                                 --------------
REPURCHASE AGREEMENT -- 8.9%
Chase Securities, Inc. 4.30%, dated 04/30/01,
  due 05/01/01 to be repurchased at $13,479,610,
  collateralized by $13,276,587 of various
  U.S. Treasury Notes, valued at $13,913,170
  (Cost $13,478,000) .............................. $13,478,000      13,478,000
                                                                    ------------
   TOTAL INVESTMENTS -- 99.1%
     (Cost $137,808,868) (a) ......................                 149,973,535
                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- 0.9% ......                   1,286,531
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
                                                                      Value
                                                                  ------------
Paid in Capital                                                   $140,188,054
Undistributed Net Investment Income                                     37,037
Accumulated Net Realized Loss                                       (1,129,692)
Net Unrealized Appreciation                                         12,164,667
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $151,260,066
                                                                  ------------
Institutional Class Shares
Shares Issued and Outstanding
   (Authorized 25,000,000 -- $0.001 par value)                       8,212,860
Net Asset Value, Offering and Redemption Price Per Share                $18.42
                                                                  ------------

   *   Non-Income Producing Security
  Cl   Class
 (a) The cost for federal income tax purposes was $137,808,868. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $12,164,667. This consisted of aggregate gross unrealized appreciation for all securities of $18,388,127, and gross unrealized depreciation for all securities of $6,223,460.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     FOR THE SIX MONTHS ENDED
                                                     APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends....................................................  $     878,827
Interest.....................................................        270,716
                                                               --------------
   Total Income..............................................      1,149,543
                                                               --------------
Expenses
Investment Advisory Fees -- Note B...........................        495,527
Administrative Fees -- Note C................................         75,207
Custodian Fees...............................................         12,710
Audit Fees...................................................          8,065
Legal Fees...................................................          4,525
Directors' Fees -- Note E....................................          3,059
Registration and Filing Fees.................................          1,901
Other Expenses...............................................         11,365
                                                               --------------
   Net Expenses Before Expense Offset........................        612,359
Expense Offset -- Note A.....................................        (7,280)
                                                               --------------
   Net Expenses After Expense Offset.........................        605,079
                                                               --------------
Net Investment Income........................................        544,464
                                                               --------------
Net Realized Gain............................................      9,292,733
Net Change in Unrealized Appreciation (Depreciation).........      5,332,360
                                                               --------------
Net Gain on Investments......................................     14,625,093
                                                               --------------
Net Increase in Net Assets Resulting from Operations.........  $  15,169,557
                                                               ==============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended        Year Ended
                                                  April 30, 2001    October 31,
                                                    (Unaudited)        2000
                                                  --------------  --------------
Increase in Net Assets
Operations:
   Net Investment Income......................  $    544,464      $    883,423
Net Realized Gain.............................     9,292,733        16,939,034
   Net Change in Unrealized Appreciation
    (Depreciation)............................     5,332,360         6,760,291
                                                --------------    -------------
Net Increase in Net Assets
     Resulting from Operations................    15,169,557        24,582,748
                                                --------------    -------------
Distributions:
Net Investment Income:
     Institutional Class......................     (691,210)         (832,019)
     Institutional Service Class..............            --             (661)
                                                --------------    -------------
   Total Distributions........................     (691,210)         (832,680)
                                                --------------    -------------
Capital Share Transactions-- Note J:
Institutional Class:
   Issued.....................................    44,108,938        52,478,957
   In Lieu of Cash Distributions..............       663,774           789,829
   Redeemed...................................   (23,876,043)      (96,121,881)
                                                --------------    -------------
   Net Increase (Decrease) from
    Institutional Class Shares................      20,896,669      (42,853,095)
                                                --------------    -------------
Institutional Service Class (1):
   Issued.....................................            --           144,248
   In Lieu of Cash Distributions..............            --               661
   Redeemed...................................            --         (568,533)
                                                --------------    -------------
Net Decrease from Institutional Service
 Class Shares.................................            --         (423,624)
                                                --------------    -------------
   Net Increase (Decrease) from Capital
    Share Transactions........................    20,896,669      (43,276,719)
                                                --------------    -------------
     Total Increase (Decrease)................    35,375,016      (19,526,651)

Net Assets:
   Beginning of Period........................   115,885,050       135,411,701
                                                --------------    -------------
End of Period (including undistributed net
   investment income of $37,037 and
   $183,783, respectively)....................  $151,260,066      $115,885,050
                                                ==============    =============

(1) The Institutional Service Class Shares fully liquidated its assets on June 4, 2000.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                       Institutional Class Shares
                          Six Months   --------------------------------------------------------
                            Ended
                           April 30,                     Years Ended October 31,
                             2001      --------------------------------------------------------
                          (Unaudited)     2000        1999        1998        1997       1996
                          ----------   ---------   ---------   ---------   ---------  ---------
Net Asset Value,
   Beginning of Period .. $    16.46   $   13.35   $   14.52   $   16.60   $   14.11  $   13.19
                          ----------   ---------   ---------   ---------   ---------  ---------
Income from Investment
   Operations:
   Net Investment Income        0.07        0.12        0.08        0.07        0.06       0.09
   Net Realized and
   Unrealized Gain
   (Loss) ...............       1.98        3.10       (1.17)      (0.31)       4.97       2.46
                          ----------   ---------   ---------   ---------   ---------  ---------
   Total from Investment
     Operations .........       2.05        3.22       (1.09)      (0.24)       5.03       2.55
                          ----------   ---------   ---------   ---------   ---------  ---------
Distributions:
   Net Investment
     Income .............      (0.09)      (0.11)      (0.08)      (0.07)      (0.13)     (0.09)
   Net Realized Gain ....         --          --          --       (1.77)      (2.41)     (1.60)
                          ----------   ---------   ---------   ---------   ---------  ---------
   Total Distributions ..      (0.09)      (0.11)      (0.08)      (1.84)      (2.54)     (1.69)
                          ----------   ---------   ---------   ---------   ---------  ---------
Capital Contribution ....         --          --          --          --          --       0.06
                          ----------   ---------   ---------   ---------   ---------  ---------
Net Asset Value, End of
   Period ............... $    18.42   $   16.46   $   13.35   $   14.52   $   16.60  $   14.11
                          ==========   =========   =========   =========   =========  =========
Total Return ............      12.53%      24.27%+     (7.63)%+    (2.10)%+    42.33%+    22.51%+
                          ==========   =========   =========   =========   =========  =========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .......... $  151,260   $ 115,885   $ 135,040   $ 213,491   $  45,060  $  20,953
Ratio of Expenses to
   Average Net Assets ...       0.93%*      1.02%       1.03%       1.03%       1.03%      1.03%
Ratio of Net Investment
   Income to Average
   Net Assets ...........       0.81%*      0.75%       0.52%       0.62%       0.50%      0.75%
Portfolio Turnover Rate .         52%        108%        121%         39%         86%       106%


*     Annualized
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO THE  FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The FMA Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The Portfolio offered two separate classes of shares-Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Service Class Shares fully liquidated its assets on June 4, 2000. Both classes of shares had identical voting rights (except Service Class shareholders had exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from the REITs as well as returns of capital attributed to distributions of other income for financial reporting purposes which was not subject to taxation.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for the timing of the recognition of gains or losses on investments.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Fiduciary Management Associates, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.20% of average daily net assets. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001, UAMFSI was paid $62,200, of which $30,760 was paid to SEI for their services, $2 to DST for their services and $2 to UAMSSC for their services.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

     Effective April 1, 2001, SEI (the "Administrator") was appointed as the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ending April 30, 2001, the Administrator was paid $13,007.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the year ended April 30, 2001, the Portfolio made purchases of $82,978,732 and sales of $64,814,322 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

(provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum) payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2001, 53% of total shares outstanding were held by 2 shareholders of Institutional Class Shares, each owning 10% or greater of the aggregate total shares outstanding.

     J. Capital Share Transactions: Transactions in capital shares for the Portfolio, by class, were as follows:

                                    Institutional              Institutional Service
                                    Class Shares                    Class Shares
                            ---------------------------     ----------------------------
                            Six Months                      Six Months
                              Ended            Year            Ended             Year
                              April 30,        Ended         April 30,          Ended
                               2001         October 31,        2001          October 31,
                            (Unaudited)        2000         (Unaudited)          2000
                            -----------     -----------     -----------      -----------
Shares Issued...........      2,506,191       3,480,137              --           10,208
In Lieu of Cash
  Distributions.........         39,567          52,831              --               46
Shares Redeemed.........     (1,374,903)     (6,609,595)             --          (38,077)
                            -----------     -----------     -----------      -----------
Net Increase
  (Decrease) from
  Capital Share
  Transactions..........      1,170,855     (3,076,627)            --         (27,823)
                            ===========     ===========     ===========      ===========

                                     NOTES

                                     NOTES

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
Officers and Directors

James F. Orr, III
Director, President and Chairman

John T. Bennett, Jr.
Director

Nancy J. Dunn
Director

Philip D. English
Director

William A. Humenuk
Director

Linda T. Gibson, Esq.
Vice President and Secretary

Sherry Kajden Vetterlein
Vice President and Assistant Secretary

Christopher Salfi
Treasurer

Molly S. Mugler
Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Fiduciary Management Associates, Inc.
55 West Monroe Street, Suite 2550
Chicago, IL 60603-5093

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------